Consolidated Statements of Changes In Stockholders' Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid in Capital		Receivable from Shareholder	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2017		$ 314	[1]	$ 395	[1]	$ 12,503,046	[1]	$ (8,437,688)	$ (827,431)	$ (88,843)	$ 3,149,793
Balance (in Shares) at Dec. 31, 2017	[1]	3,140,388		3,949,993
Subscription payments			[1]		[1]		[1]	5,415,082			5,415,082
Net income (Loss)			[1]		[1]		[1]		(2,771,208)		(2,771,208)
Other comprehensive income (loss)			[1]		[1]		[1]			(24,749)	(24,749)
Balance at Dec. 31, 2018		$ 314	[1]	$ 395	[1]	12,503,046	[1]	(3,022,606)	(3,598,639)	(113,592)	5,768,918
Balance (in Shares) at Dec. 31, 2018	[1]	3,140,388		3,949,993
Return of capital			[1]		[1]	(4,898,012)	[1]	$ 3,022,606			(1,875,406)
Dividends declared			[1]		[1]		[1]		(4,994,616)		(4,994,616)
Net income (Loss)			[1]		[1]		[1]		8,216,352		8,216,352
Other comprehensive income (loss)			[1]		[1]		[1]			75,637	75,637
Balance at Dec. 31, 2019		$ 314	[1]	$ 395	[1]	7,605,034	[1]		(376,903)	(37,955)	7,190,885
Balance (in Shares) at Dec. 31, 2019	[1]	3,140,388		3,949,993
Effect of reverse recapitalization, net of costs		$ 336	[1]	$ 580	[1]	4,853	[1]				5,769
Effect of reverse recapitalization, net of costs (in Shares)	[1]	3,357,574		5,801,221
Conversion of rights to ordinary shares upon the reverse recapitalization	[1]	$ 115				(115)
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)	[1]	1,150,000
Shares issued to prior D&O		$ 30	[1]		[1]	59,970	[1]				60,000
Shares issued to prior D&O (in Shares)	[1]	300,000
Shares issued in connection with August 2020 PIPE, net of costs		$ 165	[1]		[1]	2,530,536	[1]				2,530,701
Shares issued in connection with August 2020 PIPE, net of costs (in Shares)	[1]	1,650,000
Shares issued as a result of post-merger consideration adjustment	[1]	$ 3		$ 9		(12)
Shares issued as a result of post-merger consideration adjustment (in Shares)	[1]	29,591		91,882
2020 incentive shares granted and unissued			[1]		[1]	3,656,800	[1]				3,656,800
Detachable warrants issued in connection with December 2020 Convertible Debenture, net of costs			[1]		[1]	454,089	[1]				454,089
Beneficial conversion feature in connection with December 2020 Convertible Debenture			[1]		[1]	205,693	[1]				205,693
Net income (Loss)			[1]		[1]		[1]		(3,352,725)		(3,352,725)
Other comprehensive income (loss)			[1]		[1]		[1]			20,487	20,487
Balance at Dec. 31, 2020		$ 963	[1]	$ 984	[1]	$ 14,516,848	[1]		$ (3,729,628)	$ (17,468)	$ 10,771,699
Balance (in Shares) at Dec. 31, 2020	[1]	9,627,553		9,843,096

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1